ORGANIZATION - Restatement Revision of Statement of Balance Sheet (Detail) $ in Millions	Apr. 24, 2018	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Assets:
Deferred policy acquisition costs		$ 6,736	$ 6,285	$ 6,243	$ 5,919	$ 6,090	$ 6,111	$ 6,035	$ 6,049		$ 6,047
Loans to affiliates		0			1,230	1,234	1,235		1,246
Current and deferred income taxes		321	52	232	84	268	311	458	522
Total Assets		234,451	230,947	232,256	235,615	230,918	226,712	223,591	216,645
Amounts due from reinsurers		4,909	4,954		5,023				5,220
Liabilities:
Future policy benefits and other policyholders' liabilities		29,504	29,298	29,566	30,330	31,082	31,077	30,233	30,357
Total Liabilities		220,437	215,950	214,650	218,471	215,067	210,938	208,799	201,693
Equity:
Capital in excess of par value(1)		2,025			1,298	998	955		931	[1]
Retained earnings		12,031	12,601	12,437	12,225	11,742	11,732	11,114	11,391
Accumulated other comprehensive income (loss)		(1,595)			(108)	(345)	(333)		(921)
Total equity attributable to Holdings		12,411	13,364	13,547	13,421	12,401	12,360	11,271	11,407
Noncontrolling interest		1,460			3,097				3,142
Total Equity		13,871	14,851	16,582	16,518	15,411	15,413	14,376	14,549		13,515
Total Liabilities, redeemable noncontrolling interest and equity		234,451	230,947	232,256	235,615	230,918	226,712	223,591	216,645
Stock split ratio	459.4752645
Equity [Abstract]
Capital in excess of par value		2,025			1,298	998	955		931	[1]
Retained earnings		12,031	12,601	12,437	12,225	11,742	11,732	11,114	11,391
Accumulated other comprehensive income (loss)		(1,595)			(108)	(345)	(333)		(921)
Total equity attributable to Holdings		12,411	13,364	13,547	13,421	12,401	12,360	11,271	11,407
Total Equity		$ 13,871	14,851	16,582	16,518	15,411	15,413	14,376	14,549		13,515
Scenario, Forecast
Equity:
Stock split ratio	4.594752645
As Previously Reported
Assets:
Deferred policy acquisition costs			6,346	6,288	5,969	5,933	6,101	6,026	5,971
Loans to affiliates						1,245	1,235		1,257
Current and deferred income taxes			47	225	67	339	298	440	531
Total Assets			231,012	232,294	235,648	230,825	226,689	223,564	216,587
Amounts due from reinsurers			4,963
Liabilities:
Future policy benefits and other policyholders' liabilities			29,351	29,586	30,299	31,179	31,029	30,171	30,346
Total Liabilities			216,003	214,670	218,440	215,164	210,890	208,737	201,682
Equity:
Capital in excess of par value(1)						1,007	955		942	[1]
Retained earnings			12,613	12,455	12,289	11,548	11,757	11,149	11,356
Accumulated other comprehensive income (loss)						(350)	(333)		(943)
Total equity attributable to Holdings			13,376	13,565	13,485	12,211	12,385	11,306	11,361
Noncontrolling interest									3,141
Total Equity			14,863	16,600	16,582	15,221	15,438	14,411	14,502		13,569
Total Liabilities, redeemable noncontrolling interest and equity			231,012	232,294	235,648	230,825	226,689	223,564	216,587
Equity [Abstract]
Capital in excess of par value						1,007	955		942	[1]
Retained earnings			12,613	12,455	12,289	11,548	11,757	11,149	11,356
Accumulated other comprehensive income (loss)						(350)	(333)		(943)
Total equity attributable to Holdings			13,376	13,565	13,485	12,211	12,385	11,306	11,361
Total Equity			14,863	16,600	16,582	15,221	15,438	14,411	14,502		13,569
Impact of Adjustments
Assets:
Deferred policy acquisition costs			(61)	(45)	(50)	157	10	9	78
Loans to affiliates						(11)	0		(11)
Current and deferred income taxes			5	7	17	(71)	13	18	(9)
Total Assets			(65)	(38)	(33)	93	23	27	58
Amounts due from reinsurers			(9)
Liabilities:
Future policy benefits and other policyholders' liabilities			(53)	(20)	31	(97)	48	62	11
Total Liabilities			(53)	(20)	31	(97)	48	62	11
Equity:
Capital in excess of par value(1)						(9)	0		(11)	[1]
Retained earnings			(12)	(18)	(64)	194	(25)	(35)	35
Accumulated other comprehensive income (loss)						5	0		22
Total equity attributable to Holdings			(12)	(18)	(64)	190	(25)	(35)	46
Noncontrolling interest									1
Total Equity			(12)	(18)	(64)	190	(25)	(35)	47		(54)
Total Liabilities, redeemable noncontrolling interest and equity			(65)	(38)	(33)	93	23	27	58
Equity [Abstract]
Capital in excess of par value						(9)	0		(11)	[1]
Retained earnings			(12)	(18)	(64)	194	(25)	(35)	35
Accumulated other comprehensive income (loss)						5	0		22
Total equity attributable to Holdings			(12)	(18)	(64)	190	(25)	(35)	46
Total Equity			$ (12)	$ (18)	$ (64)	$ 190	$ (25)	$ (35)	$ 47		$ (54)

[1]	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.